Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2024
Taxes on Income [Abstract]
Schedule of Provision for Income Taxes	The components of the provision for income taxes are as follows:
Year ended December 31,
(in thousands)	2024	2023	2022
Current tax	$-	$-	$-
Deferred tax	-	-	-
Provision for income taxes, net	$-	$-	$-

Schedule of Reconciliation of Effective Tax Rate	A reconciliation between the Company’s effective tax rate and the statutory rate are as follows:
	Year ended December 31,
	2024	2023	2022
Statutory tax rate	23%	23%	23%
Permanent differences	1%	1%	-%
Exchange rate differences	-%	(3)%	(3)%
Change in valuation allowance	(24)%	(21)%	(20)%
Effective tax rate	-	-	-

Schedule of Deferred Tax Liabilities and Assets

Components of the Company’s deferred tax liabilities and assets are as follows:

	Year ended December 31,
(in thousands)	2024	2023
Tax assets in respect of:
Accrued employees’ and directors’ compensation	$324	$205
Stock based compensation	2,289	1,813
Research and development expenses	2,847	4,016
Fixed assets	137	159
Loss on disposal group of assets held for sale	177	710
Net loss carryforward	31,520	26,831
Total deferred tax assets	37,294	33,734
Less - valuation allowance	(37,294)	(33,734)
Deferred tax assets	$-	$-